TAX EXPENSE (Details) - Schedule of Income Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Tax credit (expense) attributable to policyholders	£ 4	£ (148)	£ 14
Shareholder tax credit (expense)	157	(1,239)	(1,468)
Tax credit (expense)	£ 161	£ (1,387)	£ (1,454)